Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

No Share Options; Timing of Grants of Certain Equity Awards

The Company has never granted awards of share options, share appreciation rights or similar option-like awards as part of its compensation program. The Compensation Committee and the Board do not take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company has never granted awards of share options, share appreciation rights or similar option-like awards as part of its compensation program. The Compensation Committee and the Board do not take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false